Initial Public Offering (Details) - Schedule of common stock reflected on the balance sheet - Restated [Member]	11 Months Ended
Dec. 31, 2022 USD ($)
Schedule of common stock reflected on the balance sheet [Abstract]
Gross proceeds	$ 97,750,000
Less:
Proceeds allocated to Warrants issued in IPO	(1,055,700)
Proceeds allocated to Rights issued in IPO	(1,270,750)
Offering costs of Public Units	(5,824,123)
Plus:
Accretion of carrying value to redemption value	10,472,899
Common stock subject to possible redemption	$ 100,072,326